Concentration of credit risks - Schedule of revenue and receivables concentration (Details) - Semiconductors Segment - Customer Concentration Risk - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Multinational electronics contract manufacturing company | Revenue concentration
Concentration of credit risks
Percentage of concentration risk	2.00%	4.00%	15.00%
International digital identity & security provider | Revenue concentration
Concentration of credit risks
Percentage of concentration risk	0.00%	0.00%	12.00%
International telecommunication company | Revenue concentration
Concentration of credit risks
Percentage of concentration risk	11.00%	33.00%	5.00%
International telecommunication company | Receivables concentration
Concentration of credit risks
Percentage of concentration risk	25.00%	42.00%
Maximum amount of loss due to credit risk	$ 1,196,000	$ 1,804,000
International application specific solution provider | Revenue concentration
Concentration of credit risks
Percentage of concentration risk	13.00%	4.00%	2.00%